UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10341
                                                     ---------

                     UBS Tamarack International Fund L.L.C.
           -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Michael Mascis
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
           -----------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-713-2217
                                                            ------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------

                     Date of reporting period: June 30, 2004
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                    UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)


                               SEMI-ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2004

                    UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)


                               SEMI-ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2004



                                    CONTENTS




Statement of Assets, Liabilities and Members' Capital .....................    1

Statement of Operations ...................................................    2

Statements of Changes in Members' Capital .................................    3

Notes to Financial Statements .............................................    4

Schedule of Portfolio Investments .........................................   13

Schedule of Investments by Country ........................................   21

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2004

--------------------------------------------------------------------------------
ASSETS

Investments in securities, at value (cost $267,291,755)                         $281,251,010
Foreign cash, at value (cost $4,049,156)                                           4,002,286
Cash and cash equivalents                                                         76,977,971
Due from broker                                                                   60,501,836
Unrealized gain on forward foreign currency exchange contracts                       176,831
Receivables:
  Investments sold, not settled                                                    4,411,169
  Dividends                                                                          266,917
  Interest                                                                            30,191
Other assets                                                                           9,191
---------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                     427,627,402
---------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $61,198,496)      62,379,048
Unrealized loss on forward foreign currency exchange contracts                     1,201,786
Payables:
  Investments purchased, not settled                                              14,269,008
  Withdrawals payable                                                                312,857
  UBS Admin fee                                                                      350,977
  Professional fees                                                                   98,131
  Administration fee                                                                  63,645
  Other                                                                              202,428
---------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                 78,877,880
---------------------------------------------------------------------------------------------

NET ASSETS                                                                      $348,749,522
---------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                       $337,032,926
Accumulated net unrealized appreciation on investments and
  other assets and liabilities denominated in foreign currencies                  11,716,596
---------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                $348,749,522
---------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------
INVESTMENT INCOME

Dividends (less net foreign withholding taxes of $490,838)                       $  2,072,820
Interest                                                                              102,176
----------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                             2,174,996
----------------------------------------------------------------------------------------------

EXPENSES

UBS Admin fee                                                                       1,884,887
Dividends                                                                             798,075
Custody fee                                                                           223,756
Administration fee                                                                    163,298
Professional fees                                                                      99,750
Miscellaneous                                                                         161,592
----------------------------------------------------------------------------------------------


TOTAL EXPENSES                                                                      3,331,358
----------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                (1,156,362)
----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
                          AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) from:
  Investments                                                                      18,057,719
  Foreign currency transactions                                                    (1,360,700)
Change in net unrealized appreciation/depreciation from:
  Investments                                                                     (14,077,789)
  Other assets and liabilities denominated in foreign currencies                    2,871,003
----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS,
                          AND FOREIGN CURRENCY TRANSACTIONS                         5,490,233
----------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                         $  4,333,871
----------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
     SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                          MANAGER              MEMBERS                TOTAL
----------------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2003                                      $ 1,059,230          $ 137,106,301         $138,165,531

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income (loss)                                                11,134               (422,933)            (411,799)
  Net realized gain from investments,
                equity swaps, and foreign currency transactions              154,643             19,192,470           19,347,113
  Change in net unrealized appreciation/depreciation
                from investments, equity swaps, and other assets
                and liabilities denominated in foreign currencies            185,259             23,112,402           23,297,661
Incentive allocation                                                       8,090,657                     --            8,090,657
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
                DERIVED FROM OPERATIONS                                    8,441,693             41,881,939           50,323,632
---------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                            --             61,957,159           61,957,159
  Proceeds from Members' withdrawals                                        (150,297)           (16,303,204)         (16,453,501)
  Offering costs                                                                (139)               (20,047)             (20,186)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
                FROM CAPITAL TRANSACTIONS                                   (150,436)            45,633,908           45,483,472
---------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2003                                      9,350,487            224,622,148          233,972,635
---------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                         (6,422)            (1,130,911)          (1,137,333)
  Net realized gain from investments,
                and foreign currency transactions                            104,356             16,317,905           16,422,261
  Change in net unrealized appreciation/depreciation
                from investments, and other assets and
                liabilities denominated in foreign currencies                (52,503)           (10,969,870)         (11,022,373)
Incentive allocation                                                          71,316                     --               71,316
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
                DERIVED FROM OPERATIONS                                      116,747              4,217,124            4,333,871
---------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                            --            124,963,339          124,963,339
  Members' withdrawals                                                    (8,011,676)            (6,467,862)         (14,479,538)
  Offering costs                                                                (191)               (40,594)             (40,785)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
                FROM CAPITAL TRANSACTIONS                                 (8,011,867)           118,454,883          110,443,016
---------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2004                                        $ 1,455,367          $ 347,294,155         $348,749,522
---------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

      1. ORGANIZATION

         UBS Tamarack International Fund, L.L.C. (the "Fund") (formerly, UBS PW Tamarack International Fund, L.L.C.) was organized as a limited liability company under the laws of Delaware on February 14, 2001. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund will seek to achieve its investment objective by investing, both long and short, primarily in equity securities of foreign issuers, with emphasis on mid-sized capitalization issuers in the developed markets outside the United States. The Fund commenced operations on July 2, 2001.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Tamarack Management, L.L.C. (formerly, PW Tamarack Management, L.L.C.) (the "Adviser"), a Delaware limited liability company, to provide investment advice to the Fund.

         The Adviser is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") (formerly, PW Fund Advisor, L.L.C.) and ReachCapital Management L.L.C. ("RCMLLC"). UBSFA is the Managing Member of the Adviser and is an indirect, wholly owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by RCMLLC manage the Fund's investment portfolio on behalf of the Adviser under the oversight of UBSFA's personnel. RCMLLC is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible Members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

      2. SIGNIFICANT ACCOUNTING POLICIES

         a.  PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         a.  PORTFOLIO VALUATION (CONTINUED)

         at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Listed options are valued using the last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities.

         If market quotations are not readily available, the securities and options described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund holds no such securities as of June 30, 2004.

         Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, are valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

         On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         a.  PORTFOLIO VALUATION (CONTINUED)

         affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith, pursuant to policies established by the Directors.

         Foreign-denominated assets may involve more risks than domestic transactions, including political, economic and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

         b.  SECURITIES TRANSACTIONS AND INCOME RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expense is recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represents net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

         c.  FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         d.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

         e.  CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         f.  USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

      3. RELATED PARTY TRANSACTIONS

         UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly fee (the "UBS Admin Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Adviser's capital account. The UBS Admin Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital account, excluding the Adviser's capital account. A portion of the UBS Admin Fee is paid by UBSFA to RCMLLC.

         UBS Financial Services Inc. ("UBS FSI") (formerly, UBS Painewebber, Inc.), a wholly owned subsidiary of UBS America, Inc. acts as a placement agent for the Fund. The Fund also may distribute interests through brokers or dealers with which it has entered into distribution agreements. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the six months ended June 30, 2004, UBS FSI and its affiliates earned brokerage commissions of $264,306 from portfolio transactions executed on behalf of the Fund.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

      3. RELATED PARTY TRANSACTIONS (CONTINUED)

         The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the UBS Admin Fee which is similarly allocated to all Members other than the Adviser as described above. Upon a Members withdrawal from the Fund and generally, at the end of each fiscal year thereafter, the Adviser is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits (defined as net increase in Member Capital derived from operations) if any, that would have been credited to the Members capital account for such period. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the six months ended June 30, 2004 and year ended December 31, 2003 was $71,316 and $8,090,657, respectively, and has been recorded as an increase to the Adviser's capital account; such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the fund.

         Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to, Directors by the Fund for the six months ended June 30, 2004 was $11,124.

         As described in the prospectus, certain brokerage arrangements provide that RCMLLC receives soft dollar credits related to brokerage commissions paid by the Fund. Such credits can be used by RCMLLC for research and related services that would then be paid for or provided by the broker. The research services obtained by RCMLLC through the use of soft dollar credits can be for the benefit of the Fund or other accounts managed by RCMLLC.

      4. ADMINISTRATION AND CUSTODIAN FEES

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and
         (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

      5. SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment securities for the six months ended June 30, 2004 amounted to $695,864,374 and $655,769,769, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $86,863,559 and $116,867,926, respectively. Net realized losses resulting from short positions was $8,497,883 for the six months ended June 30, 2004.

         At June 30, 2004, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accumulated net unrealized appreciation on investments was $12,778,703 consisting of $17,582,832 gross unrealized appreciation and $4,804,129 gross unrealized depreciation.

      6. SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the custodian. The Fund had no borrowings outstanding during six months ended June 30 2004.

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options, equity swaps and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

         Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         Securities sold, not yet purchased represent obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker (Morgan Stanley & Co., Incorporated) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

         From time to time the Fund may enter into equity swap contracts whereby the Fund makes or receives payments based on the performance of the security and notional amounts of the swap contract. The Fund is subject to the market risk associated with changes in the value of the underlying equity securities, as well as exposure to credit risk associated with counterparty nonperformance on swap contracts which is limited to the unrealized gains inherent in such contracts which are recognized in the Statement of Assets, Liabilities and Members' Capital. The unrealized gain or loss, rather than the contract amount represents the approximate future cash to be received or paid, respectively. At June 30, 2004, the Fund had no outstanding equity swap contracts.

         The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio  positions.  The  Fund  may also  purchase  and sell  forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         At June 30, 2004, the Fund had outstanding forward foreign currency exchange contracts to purchase foreign currencies as follows:


                                           Value on
         Open Foreign Currency             Settlement                                     Unrealized
         Purchase Contracts                Date             Current Value           Gain            Loss
         --------------------------------------------------------------------------------------------------
         British Pounds
             expiring 07/29/04           $   932,081        $   927,346             $     --        $ 4,735
         --------------------------------------------------------------------------------------------------
         Euros
                expiring 07/29/04        $15,235,295        $15,189,927             $     --        $45,368
         --------------------------------------------------------------------------------------------------
         Japanese Yen
                expiring 07/29/04        $ 6,365,652        $ 6,535,149             $169,497        $    --
         --------------------------------------------------------------------------------------------------

                                                                                    $169,497        $50,103
                                                                                    =======================


         At June 30, 2004, the Fund had outstanding forward foreign currency exchange contracts to sell foreign currencies as follows:


                                           Value on
         Open Foreign Currency             Settlement                                     Unrealized
         Sale Contracts                    Date             Current Value           Gain            Loss
         -----------------------------------------------------------------------------------------------------
         British Pounds
             expiring 07/29/04           $12,069,628        $12,273,552             $  2,923        $  206,847
         -----------------------------------------------------------------------------------------------------
         Euros
             expiring 07/29/04           $68,395,640        $69,289,717             $  4,411        $  898,488
         -----------------------------------------------------------------------------------------------------
           Japanese Yen
               expiring 07/29/04         $ 6,488,800        $ 6,535,149             $     --        $   46,349
         -----------------------------------------------------------------------------------------------------
                                                                                    $  7,334        $1,151,684
                                                                                    ==========================


         In addition, the Fund had outstanding one Australian Dollar, three British Pounds, two Euro Dollars and two Hong Kong Dollars denominated forward foreign currency exchange contracts to hedge the settlement of foreign denominated securities trades which were still outstanding as of June 30, 2004. The unrealized loss on these open contracts, which will expire on July 2, 2004, was $2,632 and has been included in Change in net unrealized appreciation/depreciation from investments on the Statement of Operations.

         During the six months ended June 30, 2004, the Fund did not trade any futures contracts or engage in option transactions.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

      8. FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the period indicated:


                                                                                                           FOR THE PERIOD
                                                  SIX MONTHS ENDED                                   JULY 1, 2001 (COMMENCEMENT OF
                                                    JUNE 30, 2004        YEARS ENDED DECEMBER 31           OPERATIONS) THROUGH
                                                     (UNAUDITED)         2003              2002             DECEMBER 31, 2001
                                                     -----------         ----              ----             -----------------

Ratio of net investment  loss to average
    net assets****                                     (0.79%)*         (0.28%)           (0.28%)                 (0.84%)*
    Ratio of total  expenses  to average net
    assets****                                          2.27%*           2.13%             2.29%                   2.53%*
    Portfolio turnover rate                           227.22%          548.82%           669.30%                 375.17%
    Total return pre incentive                          2.59%           31.49%            (4.30%)                 (4.09%)
    allocation **
    Total return post incentive                         2.07%           25.19%            (4.30%)                 (4.09%)
    allocation***
    Net asset value at end of period                $348,749,522     $233,972,635      $138,165,531             $74,232,659


         *        Annualized.
         ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of sales loads, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
         *** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Adviser, and does not reflect the deduction of sales loads, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
         **** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2004

      SHARES                                                                                            MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------
                    INVESTMENTS IN SECURITIES (80.65%)
                    ----------------------------------
                    COMMON STOCK (80.58%)
                    ---------------------
                    ADVERTISING SERVICES (0.84%)
           25,944   Ipsos - (France) **, (a)                                                          $         2,918,159
                                                                                                      -------------------
                    AEROSPACE/DEFENSE (0.63%)
          552,622   BAE Systems PLC - (United Kingdom) *, **                                                    2,197,278
                                                                                                      -------------------
                    AIRPORT DEVELOP/MAINT (0.48%)
           19,596   Unique Zurich Airport - (Switzerland) **                                                    1,689,850
                                                                                                      -------------------
                    APPLIANCES (0.47%)
          279,651   Fourlis SA - (Greece) **                                                                    1,633,138
                                                                                                      -------------------
                    ATHLETIC FOOTWEAR (1.38%)
           18,916   Puma AG Rudolf Dassler Sport - (Germany) **, (a)                                            4,806,960
                                                                                                      -------------------
                    AUTO - CARS/LIGHT TRUCKS (0.98%)
           84,674   Toyota Motor Corp. - (Japan) **                                                             3,429,951
                                                                                                      -------------------
                    AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (0.50%)
          179,988   NGK SPARK PLUG Co.,  Ltd. - (Japan) **                                                      1,727,053
                                                                                                      -------------------
                    BEVERAGES - WINES/SPIRITS (0.63%)
          690,440   C&C Group PLC - (Ireland) *, **                                                             2,205,060
                                                                                                      -------------------
                    BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS (3.53%)
          140,621   CRH PLC - (Ireland) **                                                                      2,970,059
            3,506   Geberit AG - (Switzerland) **, (a)                                                          2,337,520
            3,444   Sika AG - (Switzerland) **                                                                  1,894,695
          146,577   Wienerberger AG - (Austria) **                                                              5,102,099
                                                                                                      -------------------
                                                                                                               12,304,373
                                                                                                      -------------------
                    BUILDING - HEAVY CONSTRUCTION (1.04%)
           36,176   Vinci SA -  (France) **                                                                     3,644,316
                                                                                                      -------------------
                    BUILDING - RESIDENTIAL/COMMERCIAL (1.27%)
       11,674,545   Land & Houses PCL - (Thailand) **                                                           2,784,073
          244,951   Wimpey (George) PLC - (United Kingdom) **                                                   1,639,166
                                                                                                      -------------------
                                                                                                                4,423,239
                                                                                                      -------------------
                    BUILDING PRODUCTS - CEMENT/AGGREGATE (0.10%)
           14,638   Titan Cement Co. AG - (Greece) **                                                             344,432
                                                                                                      -------------------
                    CELLULAR TELECOMMUNICATIONS (1.95%)
          930,023   Digi.com Berhad - (Malaysia) *, **                                                          1,120,922
          304,658   Telesystem International Wireless, Inc. - (Canada) *, **                                    2,983,524
      218,189,030   Turkcell Iletisim Hizmetleri AS - (Turkey) *, **                                            2,690,606
                                                                                                      -------------------
                                                                                                                6,795,052
                                                                                                      -------------------
                    CHEMICALS - DIVERSIFIED (0.59%)
           57,972   Shin-Etsu Chemical Co Ltd (Japan) **                                                        2,072,041
                                                                                                      -------------------

     The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2004

      SHARES                                                                                            MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    COMMERCIAL BANKS - NON US (6.38%)
          137,953   Alpha Bank A. E. - (Greece) **                                                    $         3,507,868
          140,464   Anglo Irish Bank Corp. PLC - (Ireland) **                                                   2,196,005
        1,360,717   Commerce Asset-Holding Berhad - (Malaysia) **                                               1,740,285
          221,842   DBS Group Holdings Ltd. - (Singapore) **                                                    1,854,640
           23,356   Komercni Banka AS - (Czechoslovakia) **                                                       875,850
              180   Mitsubishi Tokyo Financial Group - (Japan) **                                               1,666,132
          111,967   Royal Bank of Scotland Group PLC - (United Kingdom) **                                      3,224,466
       27,842,650   Thai Military Bank PCL - (Thailand) *, **                                                   2,506,077
          134,463   The Chugoku Bank, Limited (Japan) **                                                        1,472,605
          130,406   The Yamaguchi Bank, Limited - (Japan) **                                                    1,404,271
           11,773   Verwaltungs-und Privat-Bank AG - (Switzerland) **, (a)                                      1,786,067
                                                                                                      -------------------
                                                                                                               22,234,266
                                                                                                      -------------------
                    COMPUTERS (0.39%)
           24,495   Wincor Nixdorf AG (Germany) *, **                                                           1,350,022
                                                                                                      -------------------
                    COMPUTERS - PERIPHERAL EQUIPMENT (0.69%)
          565,561   Domino Printing Sciences PLC - (United Kingdom) **                                          2,410,264
                                                                                                      -------------------
                    COSMETICS & TOILETRIES (1.29%)
          125,742   Oriflame Cosmetics SA - (Sweden) *, **                                                      4,490,219
                                                                                                      -------------------
                    DISTRIBUTION/WHOLESALE (1.17%)
          409,985   Buhrmann NV - (Netherlands) **                                                              4,075,259
                                                                                                      -------------------
                    DIVERSIFIED MANUFACTURING OPERATIONS (1.17%)
          136,109   Aalberts Industries NV  - ( Netherlands) **, (a)                                            4,073,682
                                                                                                      -------------------
                    DIVERSIFIED MINERALS (1.35%)
           80,018   Anglo American PLC - (United Kingdom) **                                                    1,636,870
          970,647   Banpu PCL - (Thailand) **                                                                   3,062,577
                                                                                                      -------------------
                                                                                                                4,699,447
                                                                                                      -------------------
                    E-COMMERCE/PRODUCTS (1.09%)
           82,330   Daum Communications Corp. - (South Korea) *, **                                             3,804,779
                                                                                                      -------------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (0.75%)
          359,260   Aixtron AG - (Germany)** **                                                                 2,626,930
                                                                                                      -------------------
                    ELECTRONIC MEASURING INSTRUMENTS (0.73%)
           99,171   Techem AG - (Germany) *, *, **, (a)                                                         2,557,913
                                                                                                      -------------------
                    ENGINEERING/R&D SERVICES (1.79%)
          795,146   ABB Ltd - (Switzerland) **                                                                  4,349,050
          234,073   ABB Ltd. - (Sweden) **                                                                      1,286,431
           11,103   VA Technologie AG - (Austria) **                                                              625,171
                                                                                                      -------------------
                                                                                                                6,260,652
                                                                                                      -------------------
                    EXTENDED SERVICE CONTRACTS (0.47%)
        4,327,450   Accord Cutomer Care Solutions Limited - (Singapore) *, **                                   1,645,609

     The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2004

      SHARES                                                                                            MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    EXTENDED SERVICE CONTRACTS (CONTINUED)
                0   Homeserve PLC - (United Kingdom) **                                               $                 5
                                                                                                      -------------------
                                                                                                                1,645,614
                                                                                                      -------------------
                    FILTRATION/SEPARATE PRODUCTS (0.65%)
          616,797   Whatman PLC - (United Kingdom) **                                                           2,265,086
                                                                                                      -------------------
                    FINANCE - CONSUMER LOANS (0.47%)
           22,454   Takefuji Corporation - (Japan) **                                                           1,627,743
                                                                                                      -------------------
                    FOOD - CONFECTIONARY (0.76%)
              224   Lindt & Spruengli AG - (Switzerland) **                                                     2,642,606
                                                                                                      -------------------
                    FOOD - MISCELLANEOUS/DIVERSIFIED (3.27%)
           79,001   Kerry Group PLC - (Ireland) **                                                              1,672,426
          372,388   Koninklijke Wessanen NV - (Netherlands) **                                                  5,355,233
          136,080   Royal Koninklijke Numico NV - (Netherlands)** **, (a)                                       4,372,480
                                                                                                      -------------------
                                                                                                               11,400,139
                                                                                                      -------------------
                    FOOD - WHOLESALE/DISTRIBUTORS (0.91%)
          591,963   Fyffes PLC - (Ireland) **                                                                   1,238,763
          171,465   Jeronimo Martins, SGPS, SA - (Portugal) *, **                                               1,919,236
                                                                                                      -------------------
                                                                                                                3,157,999
                                                                                                      -------------------
                    GAMBLING (NON-HOTEL) (2.41%)
          144,283   Greek Organisation of Football Prognostics SA - (Greece) **                                 2,724,407
          710,212   Hilton Group PLC - (United Kingdom) **                                                      3,554,794
          211,213   William Hill PLC - (United Kingdom)** **                                                    2,122,011
                                                                                                      -------------------
                                                                                                                8,401,212
                                                                                                      -------------------
                    GAS - TRANSPORTATION (0.36%)
          289,322   Snam Rete Gas SpA - (Italy) **, (a)                                                         1,242,571
                                                                                                      -------------------
                    GOLD MINING (0.41%)
          351,804   Highland Gold Mining Ltd. - (United Kingdom) **                                             1,435,491
                                                                                                      -------------------
                    HOME FURNISHINGS (0.58%)
          102,908   Ekornes ASA - (Norway) **                                                                   2,019,114
                                                                                                      -------------------
                    HOTELS & MOTELS (1.67%)
           81,651   Accor SA - (France) **                                                                      3,446,124
           38,812   Jurys Doyle Hotel Group PLC - (Ireland) **                                                    491,094
          148,985   Jurys Doyle Hotel Group PLC - (Ireland) **                                                  1,894,192
                                                                                                      -------------------
                                                                                                                5,831,410
                                                                                                      -------------------
                    HUMAN RESOURCES (2.38%)
        1,592,585   Hays PLC - (United Kingdom) **                                                              3,545,206
          174,076   Randstad Holdings NV - (Netherlands) **, (a)                                                4,771,613
                                                                                                      -------------------
                                                                                                                8,316,819
                                                                                                      -------------------

     The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2004

      SHARES                                                                                            MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    INTERNET CONTENT-INFO/NETWORK (0.12%)
            4,767   Freenet.De AG - (Germany) *, **                                                   $           408,883
                                                                                                      -------------------
                    INVESTMENT COMPANIES (0.0%)
                0   Ainax AB - (Sweden) *, **                                                                           8
                                                                                                      -------------------
                    LIFE/HEALTH INSURANCE (1.21%)
        1,463,233   Legal & General Group PLC - (United Kingdom) **                                             2,520,893
           12,247   Swiss Life Holding - (Switzerland) **                                                       1,708,850
                                                                                                      -------------------
                                                                                                                4,229,743
                                                                                                      -------------------
                    LOTTERY SERVICES (0.64%)
           89,424   Lottomatica SpA - (Italy) **, (a)                                                           2,219,471
                                                                                                      -------------------
                    MACHINE TOOLS & RELATED PRODUCTS (0.33%)
           49,399   IWKA AG - (Germany) **                                                                      1,165,363
                                                                                                      -------------------
                    MEDICAL - DRUGS (1.94%)
          203,646   Elan Corp. PLC - ADR - (Ireland) *, **                                                      5,038,202
           27,241   Sanofi-Synthelabo SA - (France) **                                                          1,726,736
                                                                                                      -------------------
                                                                                                                6,764,938
                                                                                                      -------------------
                    MEDICAL PRODUCTS (0.19%)
            5,690   Synthes, Inc. - (Switzerland) **, (a)                                                         648,553
                                                                                                      -------------------
                    MORTGAGE BANKS (1.45%)
          116,847   Aareal Bank AG - (Germany) **, (a)                                                          4,144,015
           22,209   FHB Land Credit And Mortgage - (Hungary) **                                                   921,787
                                                                                                      -------------------
                                                                                                                5,065,802
                                                                                                      -------------------
                    MULTI-LINE INSURANCE (2.33%)
          690,563   Storebrand ASA - (Norway) **                                                                4,722,309
           57,805   Topdanmark A/S - (Denmark) **, (a)                                                          3,415,739
                                                                                                      -------------------
                                                                                                                8,138,048
                                                                                                      -------------------
                    OFFICE AUTOMATION/EQUIPMENT (1.16%)
           68,461   Neopost SA - (France) **, (a)                                                               4,046,373
                                                                                                      -------------------
                    OIL - FIELD SERVICES (0.22%)
          326,600   JOHN WOOD GROUP PLC - (United Kingdom) **                                                     768,495
                                                                                                      -------------------
                    OIL COMPANIES - EXPLORATION & PRODUCTION (0.62%)
           79,629   PetroKazakhstan, Inc. - (Canada) **                                                         2,151,750
                                                                                                      -------------------
                    OIL COMPANIES - INTEGRATED (1.97%)
          717,731   PTT PCL - (Thailand) **                                                                     2,756,115
          324,151   Statoil ASA - (Norway) **                                                                   4,115,313
                                                                                                      -------------------
                                                                                                                6,871,428
                                                                                                      -------------------
                    OPTICAL SUPPLIES (0.20%)
           10,811   Essilor International  SA - (France) **                                                       705,669
                                                                                                      -------------------

     The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2004

      SHARES                                                                                            MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    PETROCHEMICALS (0.44%)
        4,553,665   Sinopec Shanghai Petroch - (Hong Kong) **                                         $         1,517,927
                                                                                                      -------------------
                    PHOTO EQUIPMENT & SUPPLIES (0.35%)
           48,990   AGFA Gevaert NV - (Belgium) **                                                              1,215,318
                                                                                                      -------------------
                    POWER CONVERSION/SUPPLY EQUIPMENT (0.44%)
        1,734,328   Chloride Group PLC - (United Kingdom) **                                                    1,525,423
                                                                                                      -------------------
                    PUBLISHING - NEWSPAPERS (0.33%)
          256,190   RCS MediaGroup SpA - (Italy) **, (a)                                                        1,147,031
                                                                                                      -------------------
                    PUBLISHING - PERIODICALS (0.56%)
          535,146   Findexa Ltd - (Norway) *, **                                                                1,968,726
                                                                                                      -------------------
                    REAL ESTATE MANAGEMENT/SERVICE (1.34%)
           68,608   Able, Inc. - (Japan) **                                                                     1,936,605
           39,601   Goldcrest Co., Ltd. - (Japan) **                                                            2,725,597
                                                                                                      -------------------
                                                                                                                4,662,202
                                                                                                      -------------------
                    REAL ESTATE OPERATIONS/DEVELOPMENT (2.21%)
          406,889   Henderson Land Development Co., Ltd. - (Hong Kong) **                                       1,752,798
        1,775,458   Kerry Properties Ltd. - (Hong Kong) **                                                      2,697,400
        1,098,569   N.C. Housing PCL - (Thailand) *, **                                                           298,254
          254,843   Sun Hung Kai Properties Ltd. - (Hong Kong) **, (a)                                          2,091,073
          238,213   Unite Group PLC - (United Kingdom) **                                                         853,198
                                                                                                      -------------------
                                                                                                                7,692,723
                                                                                                      -------------------
                    REITS - OFFICE PROPERTY (0.91%)
              216   Japan Real Estate Investment Corp. - (Japan) **                                             1,508,427
              233   Nippon Building Fund, Inc. - (Japan) **                                                     1,680,530
                                                                                                      -------------------
                                                                                                                3,188,957
                                                                                                      -------------------
                    REITS - SHOPPING CENTERS (0.74%)
        3,711,834   Fortune Real Estate Investment Trust - (Hong Kong) *, **                                    2,569,797
                                                                                                      -------------------
                    RETAIL -  BUILDING PRODUCTS (0.38%)
          166,566   Grafton Group PLC - (Ireland) **                                                            1,327,373
                                                                                                      -------------------
                    RETAIL - CONSUMER ELECTRONICS (0.37%)
           44,908   Germanos SA - (Greece) **                                                                   1,297,088
                                                                                                      -------------------
                    RETAIL - CONVENIENCE STORE (0.37%)
            5,655   Valora Holding AG - (Switzerland) **                                                        1,302,673
                                                                                                      -------------------
                    RETAIL - MISCELLANEOUS/DIVERSIFIED (0.72%)
           58,536   Ito-Yokado Co., Ltd. - (Japan) **                                                           2,505,275
                                                                                                      -------------------
                    RETAIL - PUBS (0.19%)
           70,916   Punch Taverns PLC - (United Kingdom) **                                                       654,605
                                                                                                      -------------------

     The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2004

      SHARES                                                                                            MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    RETAIL AUTO PARTS INDUSTRY (0.44%)
          311,400   Halfords Group PLC - (United Kingdom) *, **                                       $         1,524,754
                                                                                                      -------------------
                    RETAIL JEWELRY (1.67%)
           44,721   The Swatch Group - (Switzerland) **                                                         5,820,443
                                                                                                      -------------------
                    RUBBER - TIRES (1.55%)
          112,360   Continental AG - (Germany) **, (a)                                                          5,418,893
                                                                                                      -------------------
                    SEMICONDUCTOR EQUIPMENT (0.79%)
           79,464   SEZ Holding AG - (Switzerland) *, **                                                        2,772,738
                                                                                                      -------------------
                    SOAP AND CLEANING PREPARATION (0.89%)
          109,829   Reckitt Benckiser PLC - (United Kingdom) **, (a)                                            3,109,118
                                                                                                      -------------------
                    SPECIAL PURPOSE BANKS (0.81%)
          195,614   Depfa Bank PLC - (Germany) **, (a)                                                          2,832,123
                                                                                                      -------------------
                    TELECOMMUNICATIONS EQUIPMENT (1.96%)
          798,537   Datacraft Asia Ltd. - (Singapore) **                                                          806,522
        2,050,662   Telefonaktiebolaget LM Ericsson - (Sweden) **, (a)                                          6,043,409
                                                                                                      -------------------
                                                                                                                6,849,931
                                                                                                      -------------------
                    TELECOMMUNICATIONS SERVICES (0.70%)
          134,380   Cesky Telecom AS - GDR - (Czechoslovakia) **                                                1,639,436
          644,559   Kingston Comm(Hull) PLC - (United Kingdom) *, **                                              806,546
                                                                                                      -------------------
                                                                                                                2,445,982
                                                                                                      -------------------
                    TELEPHONE - INTEGRATED (1.23%)
           99,940   Millicom International Cellular S.A. - (Luxembourg) *, **                                   2,184,688
          136,804   Telekom Austria AG - (Austria) *, **                                                        2,088,852
                                                                                                      -------------------
                                                                                                                4,273,540
                                                                                                      -------------------
                    TELEVISION (2.63%)
           11,811   Antena 3 Television - (Spain) *, **                                                           625,088
          338,202   ProSiebenSat.1 Media AG - (Germany) **, (a)                                                 6,110,368
           79,284   SBS Broadcasting SA - ADR - (Luxembourg) *, **                                              2,435,604
                                                                                                      -------------------
                                                                                                                9,171,060
                                                                                                      -------------------
                    WEB PORTALS/ISP (0.65%)
        1,097,565   Easynet Group PLC - (United Kingdom) *, **                                                  2,269,094
                                                                                                      -------------------
                    TOTAL COMMON STOCK (Cost $267,160,206)                                                    281,007,457
                                                                                                      -------------------
                    RIGHTS (0.07%)
                    FOOD - WHOLESALE/DISTRIBUTORS (0.07%)
           21,759   Jeronimo Martins  - (Portugal) *, **                                                          243,553
                                                                                                      -------------------
                    TOTAL RIGHTS (Cost $131,549)                                                                  243,553
                                                                                                      -------------------
                    INVESTMENTS IN SECURITIES (Cost $267,291,755)                                             281,251,010
                                                                                                      -------------------

     The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2004

      SHARES                                                                                            MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------
                    SECURITIES SOLD, NOT YET PURCHASED ((17.89)%)
                    ---------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((17.89)%)
                    -----------------------------------------------
                    ADVERTISING SALES ((0.19)%)
          (27,667)  SR Teleperformance - (France) *, **                                               $          (654,707)
                                                                                                      -------------------
                    AIRLINES ((0.63)%)
         (385,791)  Ryanair Holdings PLC - (Ireland) *, *, **                                                  (2,182,580)
                                                                                                      -------------------
                    BREWERY ((0.86)%)
         (379,793)  Scottish & Newcastle PLC - (United Kingdom) *, **                                          (2,990,915)
                                                                                                      -------------------
                    COMMERCIAL BANKS - NON US ((1.02)%)
          (82,160)  Commerzbank AG - (Germany) *, **                                                           (1,447,419)
          (26,761)  Deutsche Bank AG - (Germany)** *, **                                                       (2,102,643)
                                                                                                      -------------------
                                                                                                               (3,550,062)
                                                                                                      -------------------
                    COMPUTER SERVICES ((0.38)%)
          (20,466)  Atos Origin SA - (France) *, **                                                            (1,314,716)
                                                                                                      -------------------
                    COSMETICS & TOILETRIES ((0.78)%)
          (23,428)  Beiersdorf AG - (Germany) *, **                                                            (2,737,775)
                                                                                                      -------------------
                    DISTRIBUTION/WHOLESALE ((0.26)%)
          (22,139)  Medion AG - (Germany)** *, **                                                                (892,639)
                                                                                                      -------------------
                    ELECTRIC - INTEGRATED ((0.83)%)
         (530,726)  Clp Holdings Limited - (Hong Kong) *, **                                                   (2,905,459)
                                                                                                      -------------------
                    FOOD - MISCELLANEOUS/DIVERSIFIED ((0.82)%)
          (42,058)  Unilever NV - (Netherlands) *, **                                                          (2,870,626)
                                                                                                      -------------------
                    FOOD - RETAIL ((1.78)%)
          (51,737)  Carrefour SA - (France) *, **                                                              (2,510,276)
          (18,722)  Delhaize Group - (Belgium) *, **                                                             (957,819)
         (527,678)  J. Sainsbury PLC - (United Kingdom) *, **                                                  (2,724,897)
                                                                                                      -------------------
                                                                                                               (6,192,992)
                                                                                                      -------------------
                    GAS-DISTRIBUTION ((1.00)%)
       (2,117,923)  Hong Kong & China Gas - (Hong Kong) *, **                                                  (3,489,232)
                                                                                                      -------------------
                    MEDICAL - DRUGS ((2.19)%)
          (46,255)  Altana AG - (Germany) *, **                                                                (2,781,727)
          (44,091)  AstraZeneca PLC - (United Kingdom)** *, **                                                 (1,978,185)
         (142,888)  GlaxoSmithKline PLC - (United Kingdom) *, **                                               (2,891,860)
                                                                                                      -------------------
                                                                                                               (7,651,772)
                                                                                                      -------------------
                    MEDICAL PRODUCTS ((0.25)%)
           (5,573)  Nobel Biocare Holding AG - (Switzerland) *, **                                               (872,172)
                                                                                                      -------------------
                    MORTGAGE BANKS ((2.05)%)
         (181,120)  Alliance & Leicester PLC - (United Kingdom) *, **                                          (2,777,137)

     The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2004

      SHARES                                                                                            MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    MORTGAGE BANKS (CONTINUED)
         (425,550)  Bradford & Bingley PLC - (United Kingdom) *, **                                   $        (2,149,281)
         (170,280)  Northern Rock PLC - (United Kingdom) *, **                                                 (2,234,187)
                                                                                                      -------------------
                                                                                                               (7,160,605)
                                                                                                      -------------------
                    MULTI-LINE INSURANCE ((1.23)%)
          (30,445)  Allianz AG - (Germany) *, **                                                               (3,297,749)
           (6,211)  Zurich Financial Services AG - (Switzerland) *, **                                           (980,697)
                                                                                                      -------------------
                                                                                                               (4,278,446)
                                                                                                      -------------------
                    PAPER & RELATED PRODUCTS ((0.69)%)
         (178,597)  Stora Enso Oyj - (Finland) *, **                                                           (2,422,781)
                                                                                                      -------------------
                    POWER CONVERSION/SUPPLY EQUIPMENT ((0.33)%)
          (77,566)  Vestas Wind Systems A/S - (Denmark)** *, **                                                (1,139,510)
                                                                                                      -------------------
                    RETAIL - MISCELLANEOUS/DIVERSIFIED ((0.83)%)
         (485,818)  Coles Myer Ltd - (Australia) *, **                                                         (2,907,043)
                                                                                                      -------------------
                    RETAIL - MUSIC STORE ((0.30)%)
         (237,558)  HMV Group PLC - (United Kingdom) *, **                                                     (1,042,563)
                                                                                                      -------------------
                    TELECOMMUNICATIONS EQUIPMENT ((0.12)%)
          (58,227)  Wavecom SA - (France) *, *, **                                                               (424,342)
                                                                                                      -------------------
                    TELEPHONE - INTEGRATED ((0.99)%)
         (196,159)  Deutsche Telekom AG - (Germany) *, **                                                      (3,446,201)
                                                                                                      -------------------
                    TOBACCO ((0.36)%)
         (122,475)  Swedish Match AB - (Sweden) *, **                                                          (1,251,910)
                                                                                                      -------------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Cost $(61,198,495))                           (62,379,048)
                                                                                                      -------------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(61,198,496))                               (62,379,048)
                                                                                                      -------------------
         TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED -- 62.76%                     218,871,962
                                                                                                      -------------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 37.24%                                                129,877,560
                                                                                                      -------------------
         TOTAL NET ASSETS -- 100.00%                                                                  $       348,749,522
                                                                                                      ===================

*   Non-income producing securitiy
**  Foreign
(a) Partially or wholly held ($34,229,895 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

     The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                              SCHEDULE OF INVESTMENTS BY COUNTRY
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2004

----------------------------------------------------------------------------------------------------------------
                                                                                                    PERCENTAGE
COMMON STOCK                                                          MARKET VALUE                 OF NET ASSETS
United Kingdom                                                        $ 38,062,763                   10.91%
Germany                                                                 31,421,471                     9.01%
Switzerland                                                             26,953,044                     7.73%
Japan                                                                   23,756,230                     6.81%
Netherlands                                                             22,648,267                     6.49%
Ireland                                                                 19,033,173                     5.46%
France                                                                  16,487,378                     4.73%
Greece                                                                   9,506,933                     2.73%
Norway                                                                  12,825,461                     3.68%
Sweden                                                                  11,820,068                     3.39%
Thailand                                                                11,407,096                     3.27%
Hong Kong                                                               10,628,994                     3.05%
Austria                                                                  7,816,121                     2.24%
Canada                                                                   5,135,274                     1.47%
Luxembourg                                                               4,620,293                     1.32%
Italy                                                                    4,609,073                     1.32%
Singapore                                                                4,306,772                     1.23%
South Korea                                                              3,804,779                     1.09%
Denmark                                                                  3,415,739                     0.98%
Malaysia                                                                 2,861,208                     0.82%
Turkey                                                                   2,690,606                     0.77%
Czechoslovakia                                                           2,515,286                     0.72%
Portugal                                                                 1,919,236                     0.55%
Belgium                                                                  1,215,318                     0.35%
Hungary                                                                    921,786                     0.26%
Spain                                                                      625,088                     0.18%

TOTAL COMMON STOCK                                                     281,007,457                    80.58%
-------------------------------------------------------------------------------------------------------------

RIGHTS
Portugal                                                                   243,553                     0.07%

COMMON STOCK SOLD, NOT YET PURCHASED
United Kingdom                                                         (18,789,026)                   (5.39%)
Germany                                                                (16,706,151)                   (4.79%)
Hong Kong                                                               (6,394,691)                   (1.83%)
France                                                                  (4,904,041)                   (1.41%)
Australia                                                               (2,907,043)                   (0.84%)
Netherlands                                                             (2,870,626)                   (0.82%)
Finland                                                                 (2,422,782)                   (0.69%)
Ireland                                                                 (2,182,580)                   (0.63%)
Switzerland                                                             (1,852,869)                   (0.53%)
Sweden                                                                  (1,251,910)                   (0.36%)
Denmark                                                                 (1,139,510)                   (0.33%)
Belgium                                                                   (957,819)                   (0.27%)

TOTAL COMMON STOCK SOLD, NOT YET PURCHASED                             (62,379,048)                  (17.89%)
-------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD,
  NOT YET PURCHASED                                                    218,871,962                    62.76%

OTHER ASSETS IN EXCESS OF OTHER LIABILITIES                            129,877,560                    37.24%
-------------------------------------------------------------------------------------------------------------

TOTAL NET ASSETS                                                      $348,749,522                   100.00%
-------------------------------------------------------------------------------------------------------------

     The preceding notes are an integral part of these financial statements.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

Proxy Voting

A description of the policies and procedures that that Fund uses to determine how to vote proxies and a record of the actual proxy votes cast relating to portfolio securities is available with out charge upon request by calling the Alternative Investment Group at 800-486-2608.


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The function of the Nominating Committee, pursuant to its adopted written charter, is to select and nominate persons for election as Directors of the Fund. As more fully disclosed in the charter, the Nominating Committee reviews and considers, as the Nominating Committee deems appropriate after taking into account, among other things, the factors listed in the charter, nominations of potential Directors made by Fund management and by Fund investors who have submitted such nominations which include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Directors, including without limitation the biographical information and the qualifications of the proposed nominees. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the Members of the Fund, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Nominating Committee. The Nominating Committee meets as is necessary or appropriate.

ITEM 10. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

   (a)(1)   Not applicable.

   (a)(2)   Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)   Not applicable.

   (b)      Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) UBS Tamarack International Fund L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Mitchell Tanzman
                         -------------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

Date                       August 25, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Gregory Brousseau
                         -------------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       August 25, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Mitchell Tanzman
                         -------------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

Date                       August 25, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Gregory Brousseau
                         -------------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       August 25, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Chief Financial Officer
                           (principal financial officer)

Date                       August 25, 2004
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.